Convertible Preferred Stock - Conversion ratio (Details) - Evolv Technologies Holdings Inc [Member] $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Temporary Equity [Line Items]
Minimum gross proceeds from sale of common stock required for conversion	$ 50
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1
Series B Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1
Series A Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	2.0016	2.0016
Minimum gross proceeds from sale of common stock required for conversion		$ 50